SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
11. SHARE CAPITAL

Total authorized shares of the Company were unlimited and have no par value. The following table outlines common share activity for each period presented.

SHARES
Issued and fully paid ordinary shares
As of January 1, 2025	34,762,899
Issue of ordinary shares in relation to employee stock purchase plan	53,518
Issue of restricted ordinary share awards (Notes 12, 14)	44,086
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (Notes 13, 14)	152,286
Issue of ordinary shares in exchange of share options exercised (Note 14)	48,221
Issue of ordinary shares as a payment of consideration for OddsJam Acquisition (Note 5)	708,178
Treasury shares acquired	(671,998)
As of December 31, 2025	35,097,190

As of January 1, 2024	37,222,549
Issue of ordinary shares (Note 12)	31,627
Issue of restricted ordinary share awards (Notes 12, 14)	56,995
Issue of ordinary shares in exchange of warrants' exercise (Note 12)	33,782
Issue of ordinary shares in exchange of share options exercised (Note 14)	384,493
Treasury shares acquired	(2,966,547)
As of December 31, 2024	34,762,899

As of January 1, 2023	36,431,633
Issue of restricted ordinary share awards (Notes 12, 14)	33,194
Issue of ordinary shares in exchange of share options exercised (Note 14)	35,203
Issue of ordinary shares as payment of consideration for BonusFinder acquisition	1,005,929
Treasury shares acquired	(283,410)
As of December 31, 2023	37,222,549

Share Repurchase Program

In May 2022, a repurchase program of up to $30,000 of the Company’s ordinary shares was authorized at the Company’s general meeting of shareholders. The authorization of the program will expire May 18, 2027, unless renewed or revoked by the Company. In November 2022, the Company’s board of directors approved the repurchase up to $10,000 of the Company’s ordinary shares in open market transactions, including under plans complying with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. In each of May 2024, August 2024, November 2024 and August 2025, the Company’s board of directors approved additional repurchases under the program of $10,000 of the Company ordinary shares for a total authorization of $50,000 since inception. As of December 31, 2025, $14,424 was available under the repurchase program.

For the years ended December 31, 2025, 2024 and 2023, 671,998, 2,966,547 and 283,410 shares have been repurchased with an average price $8.30, $9.06 and $9.74 for a total cost of $5,578, $26,891 and $2,759, respectively. Since the commencement of the share repurchase program 3,960,663 shares were purchased at an average share price of $8.98 for the total cost of $35,576.

As at December 31, 2025 and 2024 , there was no amount outstanding for share repurchases carried out during the year.

The timing and actual number of shares repurchased, if any, will depend on a variety of factors, including price, general business and market conditions, available liquidity, alternative investment opportunities, and other factors. The share repurchase program does not obligate the Company to acquire any particular amount of ordinary shares. The Company intends to use current cash and cash equivalents and the cash flow it generates from operations to fund the share repurchase program. All shares purchased will be held in the Company’s treasury for possible future use.

Employee Share Purchase Plan

The Group offers an Employee Share Purchase Plan (“ESPP”) that allows eligible employees to purchase ordinary shares of the Group at a 15% discount on the lesser of the fair market value on the first or last trading day of the applicable offering period. Offering periods begin on the first trading day on or after April 15 and October 15 of each year and end on the first trading day on or prior to October 14 and April 14, respectively. Shares are purchased on the last trading day of each offering period.

Employees may purchase shares having a value not exceeding 50% of their compensation during the applicable offering period. Participation is subject to a limitation that employees may not own 5% or more of the total voting power or value of the Group’s ordinary shares.

During the years ended December 31, 2025 and December 31, 2024, employees purchased 53,518 and 31,627 ordinary shares respectively under the ESPP, for proceeds of $374 and $218, respectively.